TRANSACTION EXPENSES	6 Months Ended
Jun. 30, 2025
Restructuring Cost and Reserve [Line Items]
TRANSACTION EXPENSES	TRANSACTION EXPENSES
The Company incurred the following Transaction expenses by segment for the three months ended June 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2025
Digital assets sales costs	$8,546,795	$—	$—	$8,546,795
Blockchain reward distributions	38,321	—	(4,939)	33,382
Borrowing costs	6,437	—	35,273	41,710
Mining and hosting costs	—	—	741	741
Other transaction expenses (1)	4,925	—	2,387	7,312
Transaction expenses	$8,596,478	$—	$33,462	$8,629,940

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2024
Digital assets sales costs	$8,769,445	$—	$—	$8,769,445
Blockchain reward distributions	33,099	—	(3,270)	29,829
Borrowing costs	1,948	—	16,831	18,779
Mining and hosting costs	—	—	10,466	10,466
Other transaction expenses (1)	5,612	—	705	6,317
Transaction expenses	$8,810,104	$—	$24,732	$8,834,836
_______________
(1)Other transaction expenses include trading commissions, custody, and exchange fees.
The Company incurred the following Transaction expenses by segment for the six months ended June 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2025
Digital assets sales costs	$21,385,879	$—	$—	$21,385,879
Blockchain reward distributions	106,087	—	(16,259)	89,828
Borrowing costs	12,226	—	63,322	75,548
Mining and hosting costs	—	—	6,275	6,275
Other transaction expenses (1)	13,145	—	6,274	19,419
Transaction expenses	$21,517,337	$—	$59,612	$21,576,949

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2024
Digital assets sales costs	$18,017,413	$—	$—	$18,017,413
Blockchain reward distributions	38,693	—	(8,485)	30,208
Borrowing costs	5,957	—	30,705	36,662
Mining and hosting costs	—	—	25,721	25,721
Other transaction expenses (1)	11,231	—	1,691	12,922
Transaction expenses	$18,073,294	$—	$49,632	$18,122,926
_______________
(1)Other transaction expenses include trading commissions, custody, and exchange fees.

Galaxy Digital Holdings, LP
Restructuring Cost and Reserve [Line Items]
TRANSACTION EXPENSES	TRANSACTION EXPENSES
The Company incurred the following Transaction expenses for the years ended December 31, 2024, 2023, and 2022:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2024
Digital assets sales costs	$42,102,443	$—	$—	$42,102,443
Impairment of digital assets	139,246	—	192,674	331,920
Blockchain reward distributions	146,731	—	(16,433)	130,298
Borrowing costs	25,652	—	75,108	100,760
Mining and hosting costs	—	—	47,643	47,643
Other transaction expenses (1)	23,226	—	5,486	28,712
Transaction expenses	$42,437,298	$—	$304,478	$42,741,776

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2023
Digital assets sales costs	$51,441,223	$—	$—	$51,441,223
Impairment of digital assets	47,791	—	50,549	98,340
Blockchain reward distributions	3,069	—	(504)	2,565
Borrowing costs	8,825	—	9,346	18,171
Mining and hosting costs	—	—	20,772	20,772
Other transaction expenses (1)	8,473	—	2,879	11,352
Transaction expenses	$51,509,381	$—	$83,042	$51,592,423

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2022
Digital assets sales costs	$114,812,910	$—	$—	$114,812,910
Impairment of digital assets	4,588,978	—	1,535,870	6,124,848
Blockchain reward distributions	—	—	—	—
Borrowing costs	29,027	—	6,430	35,457
Mining and hosting costs	—	—	15,372	15,372
Other transaction expenses (1)	6,583	—	761	7,344
Transaction expenses	$119,437,498	$—	$1,558,433	$120,995,931